TRADE ACCOUNTS PAYABLE AND REVERSE FACTORING OPERATIONS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
TRADE ACCOUNTS PAYABLE AND REVERSE FACTORING OPERATIONS.
Trade and other payables		R$ 5,522,030	R$ 6,352,651
Reverse factoring operations	[1]	853,900	417,928
Trade payables		6,375,930	6,770,579
Domestic trade accounts payable [Member]
TRADE ACCOUNTS PAYABLE AND REVERSE FACTORING OPERATIONS.
Trade and other payables		4,644,534	5,248,462
Foreign trade accounts payable [Member]
TRADE ACCOUNTS PAYABLE AND REVERSE FACTORING OPERATIONS.
Trade and other payables	[2]	R$ 877,496	R$ 1,104,189

[1]	The Company has contracts signed with first-line financial institutions, mainly Banco Itaú Unibanco S.A. to directly structure a reverse factoring operation with the Company’s main suppliers. Further details on these operations are included in note 3.15.
[2]	Refers to imports mainly denominated in US dollars, Euros and British pounds.